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As filed with the U.S. Securities and Exchange Commission on February 23, 2026
Securities Act File No. 333-290253
1940 Act File No. 811-24119
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
PRE-EFFECTIVE AMENDMENT NO. 5 ☒
POST-EFFECTIVE AMENDMENT NO. ☐
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 5 ☒

Robinhood Ventures Fund I
(Exact name of Registrant as Specified in Charter)
85 Willow Road
Menlo Park, CA 94025
(Address of Principal Executive Offices)
(650) 761-7789
(Registrant’s Telephone Number, including Area Code)
John Markle
Maureen Montgomery
85 Willow Road
Menlo Park, CA 94025
(Name and Address of Agent for Service)

Copies to:

Christopher P. Healey	William G. Farrar
Davis Polk & Wardwell LLP 1050 17th Street, NW Washington, DC 20036 Tel: (202) 962-7000	Sullivan & Cromwell LLP 125 Broad Street New York, NY 10004 Tel: (212) 558-4000

Emily Roberts	John L. Savva
Davis Polk & Wardwell LLP 900 Middlefield Road Redwood City, CA 94063 Tel: (650) 752-2000	Sullivan & Cromwell LLP 550 Hamilton Avenue Palo Alto, CA 94301 Tel: (650) 461-5600

Gregory S. Rowland
Davis Polk & Wardwell LLP 450 Lexington Avenue New York, NY 10017 Tel: (212) 450-4000
Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☐	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan
☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.
It is proposed that this filing will become effective (check appropriate box):

☒	when declared effective pursuant to section 8(c) of the Securities Act
☐	immediately upon filing pursuant to paragraph (b) of Rule 486
☐	on (date) pursuant to paragraph (b) of Rule 486
☐	60 days after filing pursuant to paragraph (a) of Rule 486
☐	on (date) pursuant to paragraph (a) of Rule 486
If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _____.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _____.
☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _____.
Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“1940 Act”)).
☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).
☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).
☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).
☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.
☒	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).
THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

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EXPLANATORY NOTE
This Pre-Effective Amendment No. 5 to the Registration Statement on Form N-2 (File Nos. 333-290253 and 811-24119) of Robinhood Ventures Fund I (the “Registration Statement”) is being filed solely for the purpose of filing Exhibit (l). No changes have been made to Part A, Part B or Part C of the Registration Statement, other than Item 25 of Part C as set forth below. Accordingly, this Pre-Effective Amendment No. 5 consists only of the facing page, this explanatory note and Part C of the Registration Statement. This Registration Statement incorporates by reference the information contained in Parts A and B of the Registration Statement.

PART C: OTHER INFORMATION
Item 25. Financial Statements and Exhibits
(1)Financial Statements:
The Registrant’s audited schedule of investments and statement of assets and liabilities as of November 30, 2025 and statement of operations, statement of changes in net assets, statement of cash flows and financial highlights for the period from September 5, 2025 (commencement of operations) to November 30, 2025 and the notes thereto and report of independent registered public accounting firm thereon indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act are included in Part B of the Registrant’s Registration Statement on Form N-2.
(2)Exhibits:

(a)	(1)
Certificate of Trust, effective as of August 22, 2025, incorporated by reference to Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on September 15, 2025.

(2) Declaration of Trust, dated as of August 22, 2025, incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(3)
Amended and Restated Declaration of Trust, dated as of January 21, 2026, incorporated by reference to Exhibit (a)(3) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(b)	Bylaws, dated as of January 21, 2026, incorporated by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(c)	Not applicable.

(d)	Not applicable.

(e)	Dividend Reinvestment Plan, incorporated by reference to Exhibit (e) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(f)	Not applicable.

(g)	(1)
Investment Advisory Agreement between the Registrant and Robinhood Ventures DE, LLC, dated as of January 21, 2026, incorporated by reference to Exhibit (g)(1) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(2) Management Fee Waiver Agreement between the Registrant and Robinhood Ventures DE, LLC (filed herewith)

(h)
Form of Underwriting Agreement between the Registrant and Goldman Sachs & Co. LLC, incorporated by reference to Exhibit (h) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on February 17, 2026.

(i)	Not applicable.

(j)	(1)
Custody Agreement between the Registrant and U.S. Bank National Association, dated as of October 31, 2025, incorporated by reference to Exhibit (j)(1) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(2)
Document Custody Agreement between the Registrant and U.S. Bank National Association, dated as of January 15, 2026, incorporated by reference to Exhibit (j)(2) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(k)	(1)
Administration and Accounting Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, dated as of January 16, 2026, incorporated by reference to Exhibit (k)(1) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(2)
Transfer Agency and Registrar Services Agreement between the Registrant and Equiniti Trust Company, LLC, dated as of February 10, 2026, incorporated by reference to Exhibit (k)(2) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on February 17, 2026.

(3)
Registration Rights Agreement between the Registrant and Robinhood Markets, Inc., dated as of February 9, 2026, incorporated by reference to Exhibit (k)(3) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on February 17, 2026.

(l)	Opinion and Consent of Richards, Layton & Finger, P.A., Delaware Local Counsel to the Registrant (filed herewith)

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm (previously filed)

(o)	Not applicable.

(p)	(1)	Form of Seed Capital Purchase Agreement, incorporated by reference to Exhibit (p) (1) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(q)	Not applicable.

(r)	(1)	Code of Ethics of the Registrant, incorporated by reference to Exhibit (r)(1) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

	(2)	Code of Ethics of the Adviser, incorporated by reference to Exhibit (r)(2) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

	(3)	Code of Ethics of ACA Group, incorporated by reference to Exhibit (r)(3) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.

(s)	Filing Fee Table, incorporated by reference to Exhibit (s) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on February 17, 2026.

(t)	Power of Attorney, dated as of January 21, 2026, incorporated by reference to Exhibit (t) to the Registrant’s Registration Statement on Form N-2 (File No. 333-290253) filed on January 22, 2026.
Item 26. Marketing Arrangements
Reference is made to Exhibit (h) to this Registration Statement, to be filed by amendment.

Item 27. Other Expenses of Issuance and Distribution
The following table sets forth the estimated expenses expected to be incurred in connection with the offering described in this Registration Statement:

SEC Registration Fees	$158,677.00
FINRA Filing Fees	$173,000.00
Trustees’ Fees	$—
Transfer Agent Fees	$8,000.00
Printing and engraving expenses	$148,300.00
Accounting Fees and Expenses	$90,000.00
Legal Fees and Expenses	$3,500,000.00
Exchange Listing Fees	$40,000.00
Miscellaneous	$426,716.00
Total	$4,544,693.00
Item 28. Persons Controlled by or Under Common Control with the Registrant
Immediately prior to this offering, Robinhood Markets, Inc. (“Robinhood”) will own 100% of the Registrant’s outstanding common shares. Immediately following completion of this offering, Robinhood’s share ownership is expected to represent between approximately 10 and 30% of the Registrant’s outstanding common shares.
Item 29. Number of Holders of Securities
The following table sets forth, as of January 31, 2026, the number of record holders of each class of the Registrant’s securities:

Title of Class	Number of Record Holders
Shares of Common Stock	1
Item 30. Indemnification
Reference is made to Article V, Section 5.2 of Registrant’s Amended and Restated Declaration of Trust, to be filed by amendment as Exhibit (a)(3). Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of an action, suit or proceeding) is asserted by a director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser
Robinhood Ventures DE, LLC, a limited liability company organized under the laws of the State of Delaware, acts as investment adviser to the Registrant.
The descriptions of the Adviser under the captions “Prospectus Summary – The Adviser,” “Risks – Adviser Risk,” and “Robinhood Overview” in the Prospectus and under the caption “Management of the Fund” in the Statement of Additional Information of this Registration Statement are incorporated by reference herein. Information as to the trustees and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the trustees and officers of the Adviser in the last two years, will be included in the Adviser’s application for registration as an investment adviser on Form ADV to be filed under the Investment Advisers Act of 1940, as amended, and will be incorporated herein by reference in a subsequent pre-effective amendment filing.
Item 32. Location of Accounts and Records
The Registrant’s accounts, books and other documents are currently located at the offices of the Registrant, c/o Robinhood Ventures DE, LLC, 85 Willow Road, Menlo Park, CA 94025 and at the offices of U.S. Bank National Association, the Registrant’s Custodian, at 5065 Wooster Rd, Cincinnati, Ohio 45226; Equiniti Trust Company, LLC, the Registrant’s Transfer Agent, at 28 Liberty Street, 53rd Floor, New York, NY 10005; and U.S. Bancorp Fund Services, LLC, the Registrant’s administrator, at 777 E. Wisconsin Ave, Milwaukee, WI 53202.
Item 33. Management Services
Not applicable.
Item 34. Undertakings
1.The Registrant hereby undertakes to suspend the offering of its common shares until it amends its prospectus if (a) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.
2.Not applicable.
3.Not applicable.
4.The Registrant undertakes:
(a)for the purpose of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act of 1933 shall be deemed to be part of this Registration Statement as of the time it was declared effective; and
(b)for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.
5.Not applicable.
6.Not applicable.
7.The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Menlo Park and State of California, on the 23rd day of February, 2026.

ROBINHOOD VENTURES FUND I
By:	/s/ Sarah Pinto
	Name:	Sarah Pinto
	Title:	President
Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Sarah Pinto
	Name: Sarah Pinto	Date: February 23, 2026
Title: President and Trustee (Principal Executive Officer)

	/s/ Josh Hunter*	Date: February 23, 2026
Name: Josh Hunter
Title: Assistant Treasurer, Principal Financial Officer and Principal Accounting Officer

	/s/ Shiv Verma*	Date: February 23, 2026
Name: Shiv Verma
Title: Chair of the Board of Trustees

	/s/ Jill E. Sommers*	Date: February 23, 2026
Name: Jill E. Sommers
Title: Trustee

	/s/ Michael J. Gallagher*	Date: February 23, 2026
Name: Michael J. Gallagher
Title: Trustee

	/s/ Meredith Whitney*	Date: February 23, 2026
Name: Meredith Whitney
Title: Trustee

*By:	/s/ Aaron Ellias
Aaron Ellias
as attorney-in-fact

EXHIBIT LIST

(g)(2)	Management Fee Waiver Agreement between the Registrant and Robinhood Ventures DE, LLC
(l)	Opinion and Consent of Richards, Layton & Finger, P.A., Delaware Local Counsel to the Registrant